Financial instruments by categories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments

	2022			2021
	Measured at amortized cost			Measured at amortized cost
	Financial Assets	Receivables and other	Financial Liabilities	Financial Assets	Receivables and other	Financial Liabilities

Assets
Financial investments	338,020	—	—	52,149	—	—
Trade receivables, contract assets and other, net	—	43,675	—	—	36,525	—

Liabilities
Suppliers	—	—	74,621	—	—	53,951
Deferred consideration, contingent liabilities and others	—	—	63,915	—	—	31,115
Lease liabilities	—	—	2,433	—	—	3,344
Loans and borrowings	—	—	78,671	—	—	146,594

Total	338,020	43,675	219,640	52,149	36,525	235,004

Disclosure of financial instruments at fair value through profit or loss

	2022	2021	2020

Gain on derivative financial instruments	4,228	1,308	—
Gain on derivative warrants liabilities	25,387	—	—

Disclosure of market risk

	2022			2021
	COP	MXN	USD	USD	MXN	USD

Trade receivables and other, net	2,146	11,852	—	2,353	3,061	—
Trade and other payables	(550)	(10,123)	(44,067)	(492)	(4,288)	(7,635)

Disclosure on Aggregate Net Foreign Exchange Losses Recognized Detail

	2022	2021	2020
	BRL	BRL	BRL

Total net foreign exchange (losses) recognized in profit before income tax for the period	3,460	(3,981)	(1,095)

Sensitivity analysis for types of market risk

	2022			2021
	COP	MXN	USD	COP	MXN	USD

Increase in exchange rate in 10%	1,755	1,901	(48,473)	2,407	(1,350)	(8,398)
Decrease in exchange rate in 10%	1,436	1,556	(39,660)	1,675	(1,105)	(6,871)

Disclosure of financial instruments by type of interest rate

Loan and Financing	Book value	Interest rate risk

Itaú Unibanco S.A. – Nassau Branch	12,061	12.28%
Banco BMG S.A.	3,130	CDI + 6.32%
Itaú Unibanco S.A.	433	12.15% per annum
Banco Santander S.A.	25,000	5.98% per annum
Itaú Unibanco S.A. – Nassau Branch	8,921	3.05% per annum
Banco Bradesco S.A.	29,126	14.77% per annum
Total	78,671

Disclosure of Impact on interest expenses

			Basic interest rate shock
Type	Rate risk	Amount	+ 10%	- 10%

Loans and financing(i)	CDI	3,130	2,907	(2,907)

(i) This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais. [1]
Disclosure of liquidity risk

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	1-2 years	2-3 years	More than 3 years	Total contractual cash flows	Carrying amount (assets)/ liabilities

Non-derivatives
Trade payables	74,621	—	—		74,621	74,621
Loans and Borrowings	39,053	36,093	20,979		96,125	78,671
Lease liabilities	1,470	883	373		2,726	2,433
Total non-derivatives	115,144	36,976	21,352	—	173,472	155,725

At December 31, 2021
Non-derivatives
Trade payables	53,951	—	—	—	53,951	53,951
Loans and Borrowings	53,285	55,378	41,421	17,130	167,214	146,594
Lease liabilities	1,288	1,365	900	333	3,886	3,344
Total non-derivatives	108,524	56,743	42,321	17,463	225,051	203,889

Disclosure of fair value measurement of liabilities

	2022
Financial Liabilities	Level 1	Level 2	Level 3

Derivative warrants liabilities (i)	2,886	—	—
Contingent consideration from acquisition of Zetta	—	—	3,248
Hedging instruments	—	3,526	—
	2021
Financial Liabilities	Level 1	Level 2	Level 3

Derivatives financial instruments	—	1,308	—

[1]	This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.